Receivables, Prepayments and Other Assets - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Beginning balance	$ 43	$ 62
Revenue recognized during the year	87	44
Amounts invoiced	(106)	(69)
Other	0	6
Ending balance	$ 24	$ 43